Summary of Interim Financial Information (Unaudited) (Tables)	12 Months Ended
Dec. 02, 2012
Summary of Interim Financial Information (Unaudited)
Schedule of quarterly financial data
	First Quarter	Second Quarter	Third Quarter	Fourth Quarter
	(Amounts in thousands, except for share and per share data)
2012:
Net sales	$312,290	$312,031	$365,434	$358,115
Gross profit	122,375	127,020	148,205	141,907
Income (loss) from continuing operations	1,606	2,815	110	(3,746)
Loss from discontinued operations	(370)	(1,137)	(307)	(148)
Net loss attributable to noncontrolling interest	—	—	91	1,096
Net income (loss) attributable to common shareholders	1,236	1,678	(106)	(2,798)
Earnings per share—Basic
Income (loss) from continuing operations	0.02	0.03	—	(0.03)
Loss from discontinued operations	—	(0.01)	—	—

Earnings (loss) attributable to common shareholders	0.02	0.02	—	(0.03)
Earnings per share—Diluted
Income (loss) from continuing operations	0.01	0.03	—	(0.03)
Loss from discontinued operations	—	(0.01)	—	—

Earnings (loss) attributable to common shareholders	0.01	0.02	—	(0.03)
2011:
Net sales	$305,529	$321,296	$334,067	$269,259
Gross profit	118,504	125,074	137,000	98,124
Income from continuing operations	130	750	7,489	(14,025)
Loss from discontinued operations	(1,032)	(1,127)	(891)	(1,182)
Net income (loss)	(902)	(377)	6,598	(15,207)
Earnings per share—Basic
Income from continuing operations	—	0.01	0.07	(0.14)
Loss from discontinued operations	(0.01)	(0.01)	—	(0.01)

Earnings (loss)	(0.01)	—	0.07	(0.15)
Earnings per share—Diluted
Income from continuing operations	—	0.01	0.04	(0.14)
Loss from discontinued operations	(0.01)	(0.01)	—	(0.01)

Earnings (loss)	(0.01)	—	0.04	(0.15)